Nature Of Business And Basis Of Presentation (Tables)	12 Months Ended
Jan. 29, 2012
Property and Equipment Estimated Useful Lives

Property and equipment are recorded at cost and depreciated using the straight-line method based on the following estimated useful lives of the assets:

Buildings and improvements	5 – 45 years
Transportation equipment	5 – 7 years
Furniture, fixtures and equipment	2 – 10 years